Note 22 - Trade and Other Payables	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]

22	Trade and other payables

	2024	December 31, 2023

Trade payables	4,283	6,166
Electricity accrual	3,871	2,676
Audit fee	314	395
Dividends due	2,422	1,048
Other payables	990	692
Financial liabilities	11,880	10,977

Production and management bonus accrual - Blanket Mine	(2)	214
Other employee benefits - other	1,844	2,229
Other employee benefits - settlements	-	1,588
Leave pay	3,898	2,655
Bonus provision	591	190
Accruals	4,067	2,650
Non-financial liabilities	10,398	9,526
Total	22,278	20,503